6. Software License and Services Agreement (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2014
Technology license	$ 350,000	$ 332,500	$ 0
Great Coin [Member]
Payment for software license	350,000
Technology license	$ 350,000